Note 4 - Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2020	September 30, 2021
	$	$
		(Unaudited)

Office equipment	181	213
Laboratory equipment	121	127
Motor vehicles	24	24
Leasehold improvements	116	117

	442	481
Less: accumulated depreciation	(258)	(312)

Property and equipment, net	184	169